SEGMENTED INFORMATION	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
SEGMENTED INFORMATION

16.	SEGMENTED INFORMATION

The Company organizes its three segments based on product lines as well as a Corporate segment. The three segments are Drones, Vital (Vital Intelligence), and Corporate. The Drones segment derives its revenue from products and services related to the sale of unmanned aerial vehicles (UAV). The Vital segment derives its revenue from the sale of products that measure vitals to help detect symptoms from large groups of people from a distance. The Corporate segment includes all costs not directly associated with the Drone and Vital segments. The Company aggregates the information for the segments by analyzing the revenue steam and allocating direct costs to that respective segment. The Corporate segment is aggregated by relying on the entity that includes corporate costs (Draganfly Inc.).

June 30, 2024	Drones	Vital	Corporate	Total
Sales of goods	$2,625,298	$-	$-	$2,625,298
Provision of services	437,273	-	-	437,273
Total revenue	3,062,571	-	-	3,062,571
Segment loss (income)	2,866,980	-	6,392,802	9,259,782
Finance and other costs	46,805	-	-	46,805
Depreciation	276,655	-	8,026	284,681
Amortization	5,643	-	-	5,643
Change in fair value of derivative liability	-	-	(786,825)	(786,825)
Loss on write-off of notes receivable	-	-	10,861	10,861
Loss on write down of inventory	134,410	-	-	134,410
Net loss for the period	$3,330,493	$-	$5,624,864	$8,955,357

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three and Six Months Ended June 30, 2024

Expressed in Canadian Dollars (unaudited)

16.	SEGMENTED INFORMATION (CONT’D)

June 30, 2023	Drones	Vital	Corporate	Total
Sales of goods	$2,962,174	$-	$-	$2,962,174
Provision of services	538,351	-	-	538,351
Total revenue	3,500,525	-	-	3,500,525
Segment loss	8,972,201	153,641	4,512,945	13,638,787
Finance and other costs	(43,689)	-	(3,063)	(46,752)
Depreciation	219,422	-	4,821	224,243
Amortization	17,979	-	-	17,979
Change in fair value of derivative liability	-	-	(57,314)	(57,314)
Loss on write-off of notes receivable	199,647	-	-	199,647
Net loss for the period	$9,365,560	$153,641	$4,457,389	$13,976,590

Geographic revenue is measured by aggregating sales based on the country and the entity where the sale was made.

Geographic segmentation is as follows:	As of December 31,
	2024	2023
Non-current assets
Canada	$1,402,947	$1,441,701
United States	106,909	206,616
	$1,509,856	$1,648,317

Geographic segmentation is as follows:	For the three months ended June 30,		For the six months ended June 30,
	2024	2023	2024	2023
Revenue
Canada	$1,726,160	$1,899,039	$3,053,493	$3,491,133
United States	6,830	-	9,078	9,392
	$1,732,990	$1,899,039	$3,062,571	$3,500,525